Legal contingencies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Legal claim contingency at beginning balance	$ 3,426
Accrued Charges	1,632
Net utilization of reversal	(25)
Suppliers	258
Exchange variation	(287)
Foreign currency translation adjustment of subsidiary	416
Legal claim contingency at ending balance	5,420
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Legal claim contingency at beginning balance	1,897
Accrued Charges	1,536
Net utilization of reversal	(25)
Suppliers	258
Exchange variation	(181)
Foreign currency translation adjustment of subsidiary	232
Legal claim contingency at ending balance	3,717
Other environment related contingent liability [member]
IfrsStatementLineItems [Line Items]
Legal claim contingency at beginning balance	1,529
Accrued Charges	96
Net utilization of reversal
Suppliers
Exchange variation	(106)
Foreign currency translation adjustment of subsidiary	184
Legal claim contingency at ending balance	$ 1,703